As filed with the Securities and Exchange Commission on January 5, 2018

Securities Act File No. 333-56203

Investment Company Act File No. 811-08797

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 50	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 94	☒

(Check appropriate box or boxes)

BLACKROCK INTERNATIONAL FUND OF BLACKROCK SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway,

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On January 25, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value $0.0001 per share.

Explanatory Note

This Post-Effective Amendment No. 50 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 94 under the Investment Company Act of 1940, as amended (the “1940 Act”)), to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Series, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until January 25, 2018, the effectiveness of the registration statement for BlackRock International Fund, filed in Post-Effective Amendment No. 49 on November 7, 2017, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 50 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 49 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Series, Inc. (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 5th day of January, 2018.

BLACKROCK INTERNATIONAL FUND OF BLACKROCK SERIES, INC.

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski John M. Perlowski	Director, President and Chief Executive Officer (Principal Executive Officer)	January 5, 2018

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	January 5, 2018

Susan J. Carter* Susan J. Carter	Director

Collette Chilton* Collette Chilton	Director

Neil A. Cotty* Neil A. Cotty	Director

Rodney D. Johnson* Rodney D. Johnson	Director

Cynthia A. Montgomery* Cynthia A. Montgomery	Director

Joseph P. Platt* Joseph P. Platt	Director

Robert C. Robb, Jr.* Robert C. Robb, Jr.	Director

Mark Stalnecker* Mark Stalnecker	Director

Kenneth L. Urish* Kenneth L. Urish	Director

	Claire A. Walton* Claire A. Walton	Director

	Frederick W. Winter* Frederick W. Winter	Director

	Barbara G. Novick* Barbara G. Novick	Director

*By:	/s/ Benjamin Archibald Benjamin Archibald (Attorney-In-Fact)		January 5, 2018

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